Business Combination and Acquisitions	12 Months Ended
Feb. 28, 2021
Business Combinations [Abstract]
Business Combination and Acquisitions
3.	BUSINESS COMBINATION AND ACQUISITIONS
Business Combination
The Business Combination of the Company and E2open Holdings was completed on February 4, 2021. The Business Combination was accounted for as a business combination under ASC 805, Business Combinations. The acquisition of E2open Holdings constitutes the acquisition of a business for purposes of ASC 805, and due to the change in control, has been accounted for using the acquisition method with the Company as the accounting acquirer and E2open Holdings as the accounting acquiree. E2open Parent Holdings, Inc. has been determined to be the accounting acquirer based on evaluation of the following factors:

•
E2open Parent Holdings, Inc. is the sole managing member of E2open Holdings having full and complete authority over of all the affairs of E2open while the non-managing
member equity holders do not have substantive participating or kick out rights;

•	The Sponsor and its affiliates had the right to nominate five or six initial members of the Company’s board of directors;

•
The predecessor controlling stockholders of E2open Holdings, Insight Partners, did not have a controlling interest in E2open Parent Holdings, Inc. or E2open Holdings as it held less than 50% of the voting interests after the Business Combination.

These factors support the conclusion that E2open Parent Holdings, Inc. acquired a controlling interest in E2open Holdings and is the accounting acquirer. E2open Parent Holdings, Inc. is the primary beneficiary of E2open Holdings, which is a variable interest entity, since it has the power to direct the activities of E2open Holdings that most significantly impact E2open Holdings economic performance through its role as the managing member. E2open Parent Holdings, Inc.’s variable interest in E2open Holdings includes ownership of E2open Holdings, which results in the right and obligation to receive benefits and absorb losses of E2open Holdings that could potentially be significant to E2open Parent Holdings, Inc. Therefore, the Business Combination represented a change in control and is accounted for using the acquisition method. Under the acquisition method of accounting, the purchase price is allocated to the tangible and intangible assets acquired and the liabilities assumed from E2open Holdings based on their estimated acquisition-date fair values.
The cash consideration in the Business Combination included cash from (1) the Trust Account in the amount of $414.0 million which was received in CCNB1’s IPO, (2) $525.0 million in proceeds from the issuance of a new term loan, (3) $695.0 million in proceeds from the investors purchasing an aggregate of 69.5 million Class A Common Stock in connection with the Business Combination (PIPE Investment) and (4) $200.0 million in proceeds from the Forward Purchase Agreement. E2open Holdings received $627.5 million of the PIPE Investment funds prior to the closing of the Business Combination.
The following summarizes the estimated fair value of the Business Combination:

($ in thousands)	Fair Value
Equity consideration paid to existing E2open Holdings ownership, net (1)	$461,549
Cash consideration to E2open Holdings, net of $15.1 million post business combination expense	585,971
Cash repayment of debt	978,521
Contingent consideration	158,598
Tax receivable agreement payable (2)	49,892
Cash paid for seller transaction costs	38,135
Estimated fair value of the Business Combination	$2,272,666

(1)	Equity consideration paid to E2open Holdings equity holders consisted of the following:

(In thousands, except per share data)	Consideration
Common shares subject to sales restriction	43,300
Fair value per share	$10.98
Equity consideration paid to existing E2open Holdings ownership	$475,434
Less: Acceleration of Class A and Class B units post business combination expense	(13,885)
Equity consideration paid to existing E2open Holdings ownership, net	$461,549

(2)
Payable for 85% of the tax savings realized during the exchange of E2open Holdings’ common units for shares of common stock, cash or other tax benefits under the Tax Receivable Agreement, as defined below. See Note 11,
Tax Receivable Agreement
for additional information.

The Company recorded the preliminary allocation of the purchase price to the Predecessor’s tangible and intangible assets acquired and liabilities assumed based on their fair values as of February 4, 2021. The preliminary purchase price allocation is as follows:

($ in thousands)	Fair Value
Cash and cash equivalents	$180,115
Account receivable, net	124,168
Other current assets	23,623
Property and equipment, net	37,924
Intangible assets	830,000
Goodwill (1)	2,628,964
Non-current assets	4,930

Current liabilities (2)	(159,463)
Notes payable and capital lease obligations	(511,762)
Warrant liability	(91,959)
Noncurrent liabilities (2)	(402,986)
Noncontrolling interest (3)	(390,888)
Total assets acquired and liabilities assumed	$2,272,666

(1)	Goodwill that arose from the step-up in tax basis from the Business Combination is tax deductible for the Company; the majority of E2open Holdings’ goodwill is not deductible for tax purposes.
(2)
The deferred revenue reflects a $60.7 million reduction in deferred revenues related to the estimated fair values of the acquired deferred revenue. The adjustment is based on the fair value estimates for deferred revenue, adjusted for costs to fulfill the liabilities assumed, plus a normal profit margin
.

(3)	Noncontrolling interest represents the 16.0% ownership in E2open Holdings not owned by the Company as of the Closing Date. The fair value of the noncontrolling interest follows:

(In thousands, except per share data)	Fair Value
Common shares subject to sale restriction	35,600
Fair value per share	$10.98
Noncontrolling interest	$390,888

The fair value of the intangible assets is as follows:

($ thousand)	Weighted Average Useful Lives	Fair Value
Indefinite-lived
Trademark / trade name (1)	Indefinite	$110,000
Definite-lived
Customer relationships (2)	20	300,000
Technology (3)	8.5	370,000
Content library (4)	10	50,000
Total definite-lived		720,000
Total intangible assets		$830,000

(1)	The trademark and trade name represent the tradenames that E2open Holdings originated or acquired which were valued using the relief-from-royalty method.
(2)	The customer relationships represent the existing customer relationships of E2open Holdings that was estimated by applying the with-and-without methodology, a form of the income approach.
(3)
The developed technology represents technology acquired and developed by E2open Holdings for the purpose of generating income for E2open Holdings, which was valued using the multi-period excess earnings method, a form of the income approach considering technology migration.

(4)	The content library represents the content contributed by network participants to the E2open Holdings business network, which was valued using the replacement cost method.
The preliminary allocation of the purchase price is based on preliminary valuations performed to determine the fair value of the net assets as of the Closing Date. This allocation is subject to revision as the assessment is based on preliminary information subject to refinement.
E2open Holdings incurred $6.5 million of expenses directly related to the Business Combination from March 1, 2020 through February 3, 2021 which were included in acquisition-related expense in the Consolidated Statements of Operations. From January 14, 2020 (inception) through the date of its last filing for the year ending December 31, 2020, CCNB1 incurred $3.9 million of transaction related expenses. From January 1, 2021 through February 3, 2021, CCNB1 incurred $0.8 million of expenses related to the Business Combination. E2open Holdings paid $0.6 million of debt issuance costs on the Closing Date which were capitalized and recorded as a reduction to the outstanding debt balances. On the Closing Date, the Company paid $14.5 million of deferred underwriting costs related to CCNB1’s initial public offering. At the closing of the Business Combination, $10.9 million fees related to the PIPE Investment and $20.2 million of debt issuance costs, including the $0.6 million paid by E2open Holdings, were paid by the Company. Additionally, $31.0 million and $16.9 million of acquisition-related advisory fees related to the reverse merger were paid by E2open Holdings and CCNB1, respectively, at the closing of the Business Combination and as these advisory fees were contingent upon the consummation of the Business Combination, they are not recognized in the Consolidated Statements of Operations of the Predecessor or Successor, and are success fees in nature. The nature of these fees relate to advisory and investment banker fees that were incurred dependent on the success of the Business Combination. The deferred underwriting commissions and costs pertaining to the reverse merger were treated as a reduction of equity while merger-related costs were expensed in the period from February 4, 2021 through February 28, 2021. The debt issuance costs were capitalized as a reduction to the outstanding debt balances.
Unaudited Pro Forma Operating Results
The following unaudited pro forma combined financial information presents the results of operations as if the Business Combination with CCNB1 on February 4, 2021 and the acquisition of Amber Road, Inc. had occurred as of March 1, 2019. The unaudited pro forma results may not necessarily reflect actual results of operations that would have been achieved, nor are they necessarily indicative of future results of operations. The unaudited pro forma results reflect the step-up
amortization adjustments for the fair value of intangible assets acquired, a reduction in revenues related to the estimated fair value of the acquired deferred revenue, the elimination of historical interest expense incurred by E2open Holdings on its debt and the incurrence of interest expense related to the issuance of debt in connection with the Business Combination, transaction expenses, nonrecurring post-combination
compensation expense and the related adjustment to the income tax provision.

	Fiscal Year Ended
($ in thousands)	February 28, 2021	February 29, 2020
Total revenue	$328,378	$289,467
Net loss	(55,053)	(161,758)
Less: Net loss attributable to noncontrolling interest	(8,324)	(30,704)
Net loss attributable to E2open Parent Holdings, Inc.	$(46,729)	$(131,054)
Related Agreements
Third Amended and Restated Limited Liability Company Agreement
On February 4, 2021, in connection with the Business Combination, the limited liability agreement of E2open Holdings prior to the Business Combination was amended and restated in its entirety to become the Third Amended and Restated Limited Liability Company Agreement

(Third Company Agreement).
Rights of the Units
Following the closing of the Business Combination, the limited liability company interests of E2open Holdings, LLC (Common Units), which are non-voting,
economic interests in E2open Holdings, LLC, are entitled to share in the profits and losses of E2open Holdings and to receive distributions as and if declared by the Company, as the managing member of E2open Holdings, and will have no voting rights.
The restricted Common Units (RCUs) will vest and become Common Units based upon the Company’s Class A Common Stock reaching certain dollar thresholds. If any of the RCUs do not vest on or before the
10-year
anniversary of the Closing Date, such units will be canceled for no consideration, and will not be entitled to receive any
Catch-Up
Payments. See Note 13, Contingent Consideration for additional details.
The Third Company Agreement contains provisions which require that a one-to-one
ratio be maintained between the interests the Company holds in E2open Holdings and the Company’s outstanding common stock, subject to certain exceptions, including in respect of management equity which has not been settled in the Company’s common stock. In addition, the Third Company Agreement permits the Company, in its capacity as the managing member, to take actions to maintain such ratio, including in connection with stock splits, combinations, recapitalizations and exercises of the exchange rights of the parties to the Third Company Agreement.
The Company, as the managing member of E2open Holdings, has the authority to create new equity interests in E2open Holdings, and establish the rights and privileges of such interests.
Management
The Company, as the managing member of E2open Holdings following the Closing Date, has the sole authority to manage the business and affairs of E2open Holdings in accordance with the Third Company Agreement and applicable law. The business, property and affairs of E2open Holdings will be managed solely by the managing member, and the managing member cannot be removed or replaced except by the incumbent managing member.
Tax Receivable Agreement Distributions
The Third Company Agreement provides for quarterly tax distributions to the holders of Common Units on a pro rata basis based upon an agreed upon formula related to the taxable income of E2open Holdings allocable to holders of Common Units. Generally, these tax distributions will be computed based on the Company’s estimate of the taxable income of E2open Holdings allocable to each holder of Common Units (based on certain assumptions), multiplied by an assumed tax rate equal to the highest effective marginal combined U.S. federal, state and local income tax rate prescribed for a U.S. corporation organized under the laws of the State of Delaware, taking into account all jurisdictions in which the Company is required to file income tax returns together with the relevant apportionment information and the character of E2open Holdings’ income, subject to various adjustments.
Transfer Restrictions
The Third Company Agreement contains restrictions on transfers of units. No member may transfer all or a portion of its units, except for (1) certain transfers to permitted transferees under certain conditions; (2) exchanges of Common Units for Class A Common Stock after the
Lock-up
Period pursuant to the Invest Rights Agreement has expired; and (3) by a member to us or any of our wholly-owned subsidiaries.
Exchange of Common Units for Class A Common Stock
From and after August 4, 2021, the holders of Common Units will, up to once per calendar quarter (or with respect to an affiliate of Insight Partners, up to twice per calendar quarter), be able to exchange all or any portion of their Common Units, together with the cancellation of an equal number of Class V common stock, par value $0.0001 (Class V Common Stock), for a number of shares of Class A Common Stock equal to the number of exchanged Common Units by delivering a written notice to E2open Holdings, with a copy to the Company; provided that (a) if a holder of Common Units holds more than 100,000 Common Units as of the Closing Date, such holder will not be permitted to exchange a number of Common Units less than the lessor of (1) 100,000 Common Units and (2) all of the Common Units then held by such holder or (b) if a holder of Common Units holds 100,000 Common Units or less than the lesser of (1) 50% of the Common Units held by such holder as of the Closing Date and (2) all of the Common Units then held by such holder, subject in each case to the limitations and requirements set forth in the Third Company Agreement regarding such exchanges. Notwithstanding the foregoing, the Company may, at its sole discretion, in lieu of delivering shares of Class A Common Stock for any Common Units surrendered for exchange, pay an amount in cash per E2open Holdings Unit equal to the
5-day
volume-weighted average price (VWAP) of the Class A Common Stock ending on the day immediately prior to the date of the giving of the written notice of the exchange.
Exchange Ratio
For each Common Unit exchanged, one share of Class V Common Stock will be canceled and one share of Class A Common Stock will be issued to the exchanging member (unless the Company elects to pay an amount in cash in lieu thereof). The exchange ratio will be adjusted for any subdivision (split, unit distribution, reclassification, reorganization, recapitalization or otherwise) or combination (by reverse split, reclassification, reorganization, recapitalization or otherwise) of the Common Units that is not accompanied by an identical subdivision or combination of the Class A Common Stock or, by any such subdivision or combination of the Common Units. If the Class A Common Stock is converted or changed into another security, securities or other property, on any subsequent exchange an exchanging holder of Common Units will be entitled to receive such security, securities or other property.
The Company may limit the rights of holders of Common Units to exchange their Common Units under the Third Company Agreement if the Company determines in good faith that such restrictions are necessary so that E2open Holdings will not be classified as a “publicly traded partnership” under applicable tax laws and regulations
.
Expenses
E2open Holdings will reimburse all of the Company’s expenses in connection with the ownership and management of E2open Holdings and its business (other than certain expenses, such as income taxes and payment obligations under the Tax Receivable Agreement, as defined below).
Tax Receivable Agreement
On February 4, 2021, the Company entered into a Tax Receivable Agreement (Tax Receivable Agreement) with certain owners of equity interest in holding Class A Units or
Class A-1
Units of E2open Holdings and the members holding Class B Units of E2open Holdings along with certain holders of options to purchase one or more Class A Units or
Class A-1
Units of E2open Holdings that are issued and outstanding which are vested (Vested Option Holders) or unvested (Unvested Option Holders) (all collectively, E2open Sellers).
Pursuant to the Tax Receivable Agreement, the Company is required to pay the exchanging holders of Common Units, as applicable, 85% of the tax savings that we realize as a result of increases in tax basis in E2open Holdings’ assets as a result of the sale of Common Units and the future exchange of Common Units for shares of Class A Common Stock (or cash) pursuant to the Third Company Agreement and certain pre-existing
tax attributes of certain sellers of E2open Holdings, as well as certain other tax benefits related to entering into the Tax Receivable Agreement, including tax benefits attributable to payments under the Tax Receivable Agreement. The term of the Tax Receivable Agreement will continue until all such tax benefits have been utilized or expired unless E2open Holdings exercises its right to terminate the Tax Receivable Agreement for an amount representing the present value of anticipated future tax benefits under the Tax Receivable Agreement or certain other accelerated rights occur.
See Note 11,
Tax Receivable Agreement
for additional information.
Investor Rights Agreement
On February 4, 2021, the Company entered into the Investor Rights Agreement (IRA).
Director Appointment
Under the Investor Rights Agreement, subject to certain step-down provisions, affiliates of Insight Partners collectively have the right to nominate three board members (IVP Director) and CC NB Sponsor 1 Holdings LLC (CC Capital), on behalf the Sponsor, has the right to nominate five board members (Sponsor Director). Two of the three IVP Directors, four of the five Sponsor Directors and the Chief Executive Officer of E2open Holdings, Michael A. Farlekas (CEO Director), comprise the board of directors.
Voting
For the duration of the Standstill Period (as defined below), the parties to the Investor Rights Agreement (IRA Parties) agreed to vote all of their respective shares of Class A Common Stock and Class V Common Stock, as applicable, in favor of the nominees recommended by the Company’s board of directors.
Standstill
The IRA Parties agreed that until the date that is the later of (a) one year after the Closing Date and (b) the date of the Company’s 2022 annual meeting of stockholders (Standstill Period), they will not (1) solicit proxies to vote or seek to advise or influence any person with respect to the voting of any of our securities in favor of electing any person as a director who is not nominated pursuant to the Investor Rights Agreement or by the board of directors or the Nominating and Corporate Governance Committee or in opposition of any individual nominated by us pursuant to the Investor Rights Agreement, (2) nominate any person as a director who is not nominated pursuant to the Investor Rights Agreement or by our board of directors (or the Nominating and Corporate Governance Committee) (other than by making a non-public
proposal or request to our board of directors or the Nominating and Corporate Governance Committee in a manner which would not require our board of directors or us to make any public disclosure), (3) take certain actions contrary to the Company’s governance structure other than in accordance with the Investor Rights Agreement, (4) subject to certain exceptions, enter into a voting trust, voting agreement or similar voting arrangement with respect to any of the Company’s equity securities, (5) form, join or participate in a “group,” as defined in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended (Exchange Act), in connection with any of the foregoing actions or (6) make any public disclosure inconsistent with the foregoing.
Registration Rights
Under the Investor Rights Agreement, within 30 days of the Closing Date, the Company was required to file a registration statement which was filed on Form
S-1
on March 5, 2021 which became effective on March 29, 2021 registering the resale of securities held by the parties to the Investor Rights Agreement under the Securities Act of 1933, as amended (Securities Act). The Form
S-1
was filed with the SEC using a “shelf registration” process. Under the shelf registration process, we and the selling holders may, from time to time, issue, offer and sell, as applicable, any combination of securities described in the Form
S-1.
Under the Investor Rights Agreement, the Company agreed to indemnify the security holders and each underwriter and each of their respective controlling persons against any losses or damages resulting from any untrue statement or omission of a material fact in any registration statement or prospectus pursuant to which they sell shares of Class A Common Stock, unless such liability arose from their misstatement or omission, and the security holders agree to indemnify the Company and its officers and directors and controlling persons against all losses caused by their misstatements or omissions in those documents.
Transfers
The IRA Parties will not be able to transfer shares beneficially owned or otherwise held by them prior to the termination of the
Lock-up
Period, subject to certain customary exceptions including transfers to certain permitted transferees, such as an affiliate of such person, a member of the person’s immediate family or a trust, the beneficiary of which is a member of the person’s immediate family or an affiliate of such person.
Termination
The director appointment rights under the Investor Rights Agreement will terminate as to a party when such party, together with its permitted transferees, has less than certain ownership thresholds (with respect to the affiliates of Insight Partners, the greater of 33% of the economic interests in us that such affiliates of Insight Partners owned immediately after the Closing Date and 2% of the Company’s voting securities, and with respect to CC Capital (on behalf of the Sponsor), less than 17% of the economic interests in the Company that it owned immediately after the Closing Date). The registration rights in the Investor Rights Agreement will terminate as to each holder of the Company’s shares of common stock when such holder ceases to hold any of the Company’s common stock or securities exercisable or exchangeable for the Company’s common stock.
Indemnification Agreements
Concurrently with the Closing Date, the Company entered into indemnification agreements with the Company’s board of directors, executive officers and senior management, each of whom became or continued as an executive officer, Section 16 officer and/or director as of the Closing Date. Each indemnification agreement provides that, subject to limited exceptions, the Company will indemnify the director or executive officer to the fullest extent permitted by law for claims arising in his or her capacity as the Company’s director or officer.
Lock-Up
Agreements
On February 4, 2021, the Company entered into
lock-up
agreements with certain executive officers, senior management and former board of members (collectively,
Lock-up
Parties), pursuant to which the
Lock-up
Parties are not permitted to transfer their shares beneficially owned or otherwise held by them prior to the termination of the
Lock-up
Period, subject to certain customary exceptions including (a) transfers to permitted transferees, such as an affiliate of such person, a member of the person’s immediate family or to a trust, the beneficiary of which is a member of the person’s immediate family; and (b) to a charitable organization, by the laws of descent and distribution upon death, or pursuant to a qualified domestic relations order.
E2open Holdings Acquisitions
Amber Road, Inc.
In July 2019, E2open Holdings acquired Amber Road, Inc. (Amber Road), a leading provider of cloud-based global trade management software, trade content and training. E2open Holdings acquired Amber Road for approximately $428.6 million in fixed consideration. The acquisition was funded by proceeds from the Term Loan Due 2024 and the Amber Term Loan of $35.6 million. See Note 12, Notes Payable and Capital Lease Obligations.
The aggregate amount of consideration paid by E2open Holdings was allocated to Amber Road’s net tangible assets and intangible assets based on their estimated fair values. The excess of the purchase price over the value of the net tangible assets and intangible assets was recorded as goodwill.
The table below presents the allocation of the purchase price to the net assets acquired based on their estimated fair values, as well as the associated estimated useful lives of the acquired intangible assets.

($ in thousands)	Amounts	Useful Lives
Net assets:
Content library	$57,000	10 y ears
Customer relationships	103,100	12 years
Technology	41,000	7 years
Total identified intangible assets	201,100
Cash and cash equivalents	6,524
Accounts receivable	19,191
Prepaid expenses and other current assets	2,145
Fixed assets	3,160
Other non-current assets	1,261
Total tangible assets	32,281
Goodwill	263,317
Total assets	496,698
Accounts payable	2,100
Accrued expenses and other liabilities	6,901
Deferred revenue	29,872
Other long-term liabilities	29,181
Total liabilities assumed	68,054
Net assets acquired	$428,644

The goodwill recognized in connection with the acquisition of Amber Road will not be deductible for tax purposes. The weighted-average amortization period for the acquired intangible assets was 10.4 years.
The operating results of Amber Road have been included in the Company’s consolidated financial statements as of the closing date of the acquisition.
Other Acquisitions
In May 2019, E2open Holdings acquired Averetek, a channel marketing engine enabling customers and their channel partners to plan and execute marketing campaign tactics. Averetek was acquired for $8.7 million in fixed consideration with $2.0 million in consideration contingent upon successful attainment of earn-out
criteria that extend two years subsequent to closing. The fair value of the contingent consideration was $2.0 million at closing, February 29, 2020 and February 28, 2021.
The fixed consideration was comprised of a cash payment of $7.6 million and a deferred payment of $1.1 million which was paid in May 2020. The deferred payment was not contingent on performance criteria and was included in acquisition-related obligations in the Consolidated Balance Sheets.
The aggregate amount of consideration paid by E2open Holdings was allocated to Averetek’s net liabilities assumed of $0.6 million and intangible assets of $4.1 million based on their estimated fair values. The excess of the purchase price over the value of the net tangible assets and intangible assets of $7.2 million was recorded to goodwill. The goodwill recognized in connection with the acquisition of Averetek will be deductible for tax purposes. The weighted-average amortization period for the acquired intangible assets was 8.3 years.
The operating results of Averetek have been included in the Company’s consolidated financial statements from the closing date of the acquisition.
The Company does not disclose the actual results of acquired companies post acquisition. E2open integrates the operations of acquired companies, therefore making it impractical to report separate results.